Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of operating segments
The following is an analysis of the Group’s revenue and gross profit from continuing operations by reportable segments. Performance is measured based on gross profit from continuing operations, as included in the internal management reports that are reviewed by the CODM:

	Prevention	Consumer Health	Unallocated	Total from continuing operations
2025
Revenue	$12,945	$79,445	$—	$92,390
Gross profit	10,998	37,792	—	48,790
2024 (Restated)
Revenue	10,367	5,569	—	15,936
Gross profit	8,122	1,155	—	9,277
2023 (Restated)
Revenue	6,155	n/a	—	6,155
Gross profit/(loss)	3,115	n/a	(1,942)	1,173

Disclosure of reconciliation of gross profit to profit (loss) before taxation
The following is the reconciliation of the reportable segments' gross profit from continuing operation to the loss before taxation for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
		(Restated)	(Restated)
Gross profit	$48,790	$9,277	$1,173
Other income and other net gains	614	2,006	4,133
Selling and marketing expenses	(35,540)	(5,413)	(5,462)
Research and development expenses	(5,132)	(9,051)	(9,172)
Impairment of goodwill	(6,815)	—	—
Administrative and other operating expenses	(46,398)	(33,090)	(29,116)
Fair value gain/(loss) on financial assets at fair value through profit or loss	780	(8,869)	(7,135)
Gain on warrant exchange	36,657	—	—
Fair value (loss)/gain on warrant liabilities	(17,943)	49	3,351
Unrealized fair value loss on digital assets	(9,725)	—	—
Gain on partial disposal of an equity-accounted investee	—	1,244	—
Share of loss of equity-accounted investees, net of tax	(1,260)	(2,010)	(670)
Other finance costs	(241)	(168)	(46)
Loss before taxation	$(36,213)	$(46,025)	$(42,944)

Schedule of revenue and non-current assets by regions
Information about the Group's revenue from continuing operations from external customers is presented based on the location of the region of domicile of entities of the Group.

	Revenue from external customers
	2025	2024	2023
		(Restated)	(Restated)
Continuing operations
Hong Kong	$23,070	$10,425	$6,155
The United States	69,320	5,511	—
	$92,390	$15,936	$6,155
Information about the Group's non-current assets is presented based on the geographical location of the assets.

	Non-current assets
	2025	2024
Hong Kong	$74,558	$120,421
The United States	45,907	1,054
United Kingdom	—	185
Taiwan	—	3,484
Rest of the world	159	1,180
	$120,624	$126,324